Other Non-Operating Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Additional Information [Abstract]
Net loss on exchange derivative and capped calls	$ (424,482)	$ (616,446)	$ (335,953)
Foreign currency exchange gain (loss), net	2,695	4,054	910
Contributions to Atlassian Foundation	(9,742)	(7,809)	(5,282)
Other income (expense)	(3,059)	(558)	1,839
Other non-operating expense, net	$ (434,588)	$ (620,759)	$ (338,486)